COMMITMENTS AND CONTINGENCIES (Details Narrative)	Apr. 16, 2025 USD ($)	Apr. 14, 2025	Apr. 14, 2025 $ / shares	Apr. 14, 2025 Integer	Apr. 14, 2025 d	Jan. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 Integer
Loss Contingencies [Line Items]
Percentage of subscription							150.00%	150.00%
Subscription amount							$ 24,495,000	$ 24,495,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Nasdaq minimum share bid price to stay compliant | $ / shares			$ 1.00
Nasdaq, threshold number of consecutive business days below minimum bid price to trigger noncompliance				30	30
Nasdaq compliance period granted		180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance		10 days
Nasdaq, potential second compliance period		180 days
Nasdaq, number of consecutive business days above minimum share bid price to confirm compliance | $ / shares			$ 10
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims | Integer							0	0	0
CFGI [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest						$ 730,000
CFGI [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest						$ 730,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation, damages sought, plus interest	$ 470,000